Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill.
Goodwill
5	Goodwill

The recoverable amount of the CGU was determined based on value-in-use calculations using discounted cash flow methodology. This approach requires assumptions about revenue growth rates, operating margins, tax rates and discount rates. The maintainable discretionary after-tax cash flows from operations are based on historical results and the Company’s projected results for a period of three years. In arriving at its forecasts, the Company considered past experience, economic trends and inflation as well as industry and market trends. The assumptions used by the Company in its goodwill impairment testing are as follows: discount rate 13.5%, budgeted gross margin 51% and terminal growth rate 5%.

Management has considered and assessed reasonably possible changes for other key assumptions and has not identified any other instances that could cause the carrying amount of the CGU to exceed its recoverable amount.

As at December 31, 2021, no impairment loss was recognized for the CGU above and no write off of the recoverable amount was required.